Financial Instruments, Risk Management and Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Derivative [Line Items]
Debt value	$ 267.6	$ 154.6
Carrying Value
Derivative [Line Items]
Debt value	236.7	$ 154.6
Not Designated as Hedging Instrument | Foreign Exchange Contracts
Derivative [Line Items]
Open foreign currency forward contracts designated as cash flow hedges, U.S. dollar equivalent	$ 36.9